Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 - Commitments and Contingencies

The Company may become subject to various legal proceedings. However, as of December 31, 2025 and December 31, 2024, the Company is not subject to any material pending or threatened legal proceedings. Initial organization and offering costs paid by founders of the Company on behalf of the Company are expected to be subject to future reimbursement from the Company.